Financial Risk Management - Summary of Credit Risk Industrial Concentration Financial Institutions and Securities Excluding Equity Securities Derivative (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 225,102,976	₩ 217,895,137
Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	225,123,269	217,903,458
Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(20,293)	(8,321)
Due From Financial Institutions at Amortized Cost
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	27,579,279	29,912,097
Due From Financial Institutions at Amortized Cost | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	27,579,279	29,912,097
Due From Financial Institutions at Amortized Cost | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 27,580,300	₩ 29,914,840
%	100.00%	100.00%
Due From Financial Institutions at Amortized Cost | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 27,580,300	₩ 29,914,840
%	100.00%	100.00%
Due From Financial Institutions at Amortized Cost | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (1,021)	₩ (2,743)
Due From Financial Institutions at Amortized Cost | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(1,021)	(2,743)
Due from financial institutions measured at fair value through profit or loss
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	79,811	69,469
Due from financial institutions measured at fair value through profit or loss | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	79,811	69,469
Due from financial institutions measured at fair value through profit or loss | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 79,811	₩ 69,469
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 79,811	₩ 69,469
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Due from financial institutions measured at fair value through profit or loss | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	72,658,432	65,899,397
Securities measured at fair value through profit or loss | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	21,022,824	16,556,811
Securities measured at fair value through profit or loss | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	37,426,249	37,674,363
Securities measured at fair value through profit or loss | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	14,209,359	11,668,223
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 72,658,432	₩ 65,899,397
%	100.00%	100.00%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 21,022,824	₩ 16,556,811
%	28.94%	25.12%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 37,426,249	₩ 37,674,363
%	51.51%	57.17%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 14,209,359	₩ 11,668,223
%	19.55%	17.71%
Securities measured at fair value through profit or loss | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through profit or loss | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	6,157,628	9,446,580
Derivative financial assets | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	52,508	58,060
Derivative financial assets | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	5,785,110	8,988,025
Derivative financial assets | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	320,010	400,495
Derivative financial assets | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 6,157,628	₩ 9,446,580
%	100.00%	100.00%
Derivative financial assets | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 52,508	₩ 58,060
%	0.85%	0.61%
Derivative financial assets | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 5,785,110	₩ 8,988,025
%	93.95%	95.15%
Derivative financial assets | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 320,010	₩ 400,495
%	5.20%	4.24%
Derivative financial assets | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Derivative financial assets | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	78,926,437	76,648,353
Securities measured at fair value through other comprehensive income | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	44,790,264	41,566,376
Securities measured at fair value through other comprehensive income | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	21,546,428	22,463,066
Securities measured at fair value through other comprehensive income | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	12,589,745	12,618,911
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 78,926,437	₩ 76,648,353
%	100.00%	100.00%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 44,790,264	₩ 41,566,376
%	56.75%	54.23%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 21,546,428	₩ 22,463,066
%	27.30%	29.31%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 12,589,745	₩ 12,618,911
%	15.95%	16.46%
Securities measured at fair value through other comprehensive income | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through other comprehensive income | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at amortized cost
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	39,701,389	35,919,241
Securities measured at amortized cost | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	16,391,191	16,984,954
Securities measured at amortized cost | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	22,942,913	18,363,754
Securities measured at amortized cost | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	367,285	570,533
Securities measured at amortized cost | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 39,720,661	₩ 35,924,819
%	100.00%	100.00%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 16,391,846	₩ 16,984,957
%	41.27%	47.28%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 22,960,878	₩ 18,368,966
%	57.80%	51.13%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 367,937	₩ 570,896
%	0.93%	1.59%
Securities measured at amortized cost | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (19,272)	₩ (5,578)
Securities measured at amortized cost | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(655)	(3)
Securities measured at amortized cost | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(17,965)	(5,212)
Securities measured at amortized cost | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (652)	₩ (363)